UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Night Owl Capital Management, LLC
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Greenwich, Connecticut   February 14, 2012

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$124844
                              (x 1000)

List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP		       COM		037389103    10828   231363 SH	     Sole				      231363
APPLE COMPUTER  	       COM	        037833100     2968     7328 SH	     Sole				        7328
ARCOS DORADOS HOLDINGS 	       COM		G0457F107     2547   124078 SH	     Sole				      124078
AUTOZONE                       COM              053332102     6949    21384 SH       Sole                                      21384
BAIDU ADR REP ONE CL A 	       COM              056752108     3660    31424 SH       Sole                                      31424
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1721	 15 SH	     Sole				          15
BERKSHIRE HATHAWAY INC CL B    COM	        084670207      206     2700 SH	     Sole				        2700
CH ROBINSON WORLDWIDE INC      COM	        12541W209     4504    64543 SH	     Sole				       64543
COPART INC 		       COM	        217204106      473     9880 SH	     Sole				        9880
ECOLAB INC       	       COM              278865100     4780    82685 SH       Sole                                      82685
FASTENAL CO.  		       COM	        311900104     1171    26856 SH	     Sole				       26856
GOOGLE			       COM	        38259P508     3181     4925 SH	     Sole			                4925
HENRY SCHEIN   		       COM	        806407102     2786    43243 SH	     Sole				       43243
JOHNSON & JOHNSON	       COM	        478160104     1597    24348 SH	     Sole				       24348
KRAFT FOODS INC		       COM		50075N104      723    19355 SH       Sole				       19355
LKQ CORPORATION		       COM	        501889208      701    23320 SH	     Sole				       23320
MASTERCARD		       COM		57636Q104     6257    16782 SH       Sole				       16782
MCDONALDS CORPORATIONS 	       COM	        580135101     8208    81813 SH	     Sole				       81813
MEDNAX INC		       COM		58502B106     6061    84166 SH       Sole                                      84166
MICROSOFT CORP 		       COM	        594918104      342    13170 SH	     Sole				       13170
NEWS CORP - CL A	       COM		65248E104     6024   337661 SH       Sole	 			      337661
O'REILLY AUTOMOTIVE INC        COM              67103H107     9807   122666 SH       Sole                                     122666
ORACLE CORP  	               COM	        68389x105     7738   301679 SH	     Sole				      301679
PEPSICO INC.   	               COM	        713448108     7022   105834 SH	     Sole				      105834
PRICELINE.COM INC.	       COM              741503403     7108    15198 SH       Sole				       15198
ROBERT HALF, INC. 	       COM	        770323103      239     8400 SH	     Sole				        8400
SEI INVESTMENTS CO  	       COM	        784117103      329    18960 SH	     Sole				       18960
SENSATA TECHNOLOGIES HOLDING   COM              N7902X106     3195   121558 SH       Sole                                     121558
THERMO FISHER SCIENTIFIC       COM	        883556102     5041   112093 SH	     Sole				      112093
VISA INC.		       COM		92826C839     8678    85475 SH       Sole				       85475



